Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the year	$ 13,100	$ 14,145	$ 13,197
Current service cost	41	66	107
Interest cost	239	224	237
Actuarial loss (gain) arising from changes in financial assumptions	1,068	(193)	(694)
Benefits paid	(483)	(492)	(485)
Impact of foreign exchange rate changes	(261)	(650)	1,783
Balances - End of the year	13,704	13,100	14,145
Amounts recognized in net loss	(280)	(290)	(344)
Amounts recognized in other comprehensive loss	(807)	843	(1,089)
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the year	105	84	217
Current service cost	8	6	14
Interest cost	2	1	3
Actuarial loss (gain) arising from changes in financial assumptions	(28)	19	(115)
Benefits paid		(2)	(66)
Impact of foreign exchange rate changes	(3)	(3)	31
Balances - End of the year	84	105	84
Amounts recognized in net loss	18	(26)	98
Amounts recognized in other comprehensive loss	$ (3)	$ 3	$ (31)